ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	2020	2019
Accounts payable	$9,543	$9,583
Provisions	5,065	4,104
Lease liabilities	8,223	5,494
Other liabilities	27,851	23,896
Total	$50,682	$43,077

The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Current	$25,857	$23,212
Non-current	24,825	19,865
Total	$50,682	$43,077

Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. The benefit plans’ in-year valuation change was a decrease of $298 million (2019 – $149 million). The discount rate used was 2% (2019 – 3%) with an increase in the rate of compensation of 1% (2019 – 2%), and an investment rate of 3% (2019 – 6%).

AS AT DEC. 31 (MILLIONS)	2020	2019
Plan assets	$3,335	$3,029
Less accrued benefit obligation:
Defined benefit pension plan	(4,613)	(3,995)
Other post-employment benefits	(185)	(173)
Net liability	(1,463)	(1,139)
Less: net actuarial gains and other	11	13
Accrued benefit liability	$(1,452)	$(1,126)